Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Receivables
Royalty receivables	$ 5,760	$ 5,837
Interest receivables	634	364
Contract assets under contracts with customers	0	575	$ 106
Loans and current accounts* (net of allowance of $nil as of both December 31, 2022 and 2021)	27,993	47,745
Indemnification asset	6,756	6,756
Other	2,359	3,169
Total	43,502	64,446
net of allowance	$ 0	$ 0